MERGER TRANSACTION COSTS PAYABLE - Narrative (FY) (Details) $ in Thousands	1 Months Ended		3 Months Ended
	Jan. 31, 2024 shares	Dec. 31, 2023 USD ($) agreement	Mar. 31, 2024 USD ($) shares	Mar. 26, 2024 shares	Dec. 31, 2022 USD ($)
Subsidiary, Sale of Stock [Line Items]
Number of success agreements entered into | agreement		3
Merger transaction costs payable in shares | $		$ 4,250	$ 0		$ 0
Common Class A
Subsidiary, Sale of Stock [Line Items]
Common stock issued during period (in shares)	1,208,180		1,208,180
Common Class A | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock issued during period (in shares)				1,208,543